Unaudited Interim Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 159,028	$ 22,199	¥ 126,531
Accounts receivables, net		337,437	47,104	287,860
Prepayments and other receivables, net		249,513	34,831	248,494
Inventories, net		1,182	166	3,704
Total current assets		747,160	104,300	666,589
Property and equipment		140,308	19,586	147,303
Right-of-use assets		40,943	5,715	43,156
Intangible assets		9,087	1,268	9,986
Deferred tax assets		16,649	2,324	28,147
Long-term investment		98,512	13,752
Other non-current assets		13,182	1,840	13,182
Total non-current assets		318,681	44,485	241,774
Total assets		1,065,841	148,785	908,363
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Contract liabilities		6,676	932	19,991
Trade and bills payables		69,085	9,644	70,690
Other payables and accruals		232,577	32,466	141,888
Short-term borrowings		90,834	12,680	45,893
Lease liabilities		7,931	1,107	9,401
Tax payable		3,945	551	2,182
Total current liabilities		411,048	57,380	290,045
Lease liabilities-non current		28,233	3,941	27,902
Long-term borrowings		46	6	1,474
Total non-current liabilities		28,279	3,947	29,376
Total liabilities		439,327	61,327	319,421
Commitments and Contingencies
SHAREHOLDERS’ DEFICIT
Treasury shares		(31)	(4)	(31)
Additional paid-in capital		175,847	24,547	175,847
Statutory surplus reserve		12,946	1,807	9,367
Accumulated losses		(587,657)	(82,034)	(621,794)
Total Youlife Group Inc. shareholders’ deficit		(398,746)	(55,663)	(436,462)
Non-controlling interests		19,212	2,682	19,356
Total shareholders’ deficit		(379,534)	(52,981)	(417,106)
Total liabilities, mezzanine equity and shareholders’ deficit		1,065,841	148,785	908,363
Series C and Series C+ convertible redeemable preferred shares
Mezzanine equity:
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 24,707,091 shares authorized Six Months Ended June 30, 2025 and December 31, 2024; 24,707,091 shares issued and outstanding Six Months Ended June 30, 2025 and December 31, 2024, respectively)1	[1]	1,006,048	140,439	1,006,048
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 400,000,000 Class A ordinary shares authorized Six Months Ended June 30, 2025 and December 31, 2024; 34,132,101 shares issued and outstanding Six Months Ended June 30, 2025 and December 31, 2024, respectively; 11,160,808 Class B ordinary shares authorized Six Months Ended June 30, 2025 and December 31, 2024; 11,160,808 shares issued and outstanding Six Months Ended June 30, 2025 and December 31, 2024, respectively)1	[1]	¥ 149	$ 21	¥ 149

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.